Federated Hermes Prime Cash Obligations Fund Expense Example - Service Shares [Member] - Federated Hermes Prime Cash Obligations Fund - SS	Jul. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	$ 616